COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS	0.7%
Invesco Preferred ETF		2,762,260	$41,489,145
iShares Preferred & Income Securities ETF		434,115	16,292,336

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$56,978,978)			57,781,481

PREFERRED SECURITIES—$25 PAR VALUE	19.4%
BANKS	6.5%
Bank of America Corp., 6.20%, Series CC(a)		662,996	17,138,446
Bank of America Corp., 6.00%, Series EE(a)		665,647	17,220,288
Bank of America Corp., 6.00%, Series GG(a)		1,990,935	53,914,520
Bank of America Corp., 5.875%, Series HH(a)		1,330,325	36,637,150
Bank of America Corp., 5.375%, Series KK(a)		319,175	8,486,863
Bank of America Corp., 5.00%, Series LL(a)		272,650	6,996,199
Capital One Financial Corp., 5.00%, Series I(a)		1,487,010	37,130,640
Citigroup, Inc., 6.30%, Series S(a)		1,157,726	30,425,039
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(a),(b)		213,800	6,018,470
GMAC Capital Trust I, 7.943% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		3,198,193	83,824,638
Huntington Bancshares, Inc., 6.25%, Series D(a)		979,486	25,760,482
JPMorgan Chase & Co., 6.15%, Series BB(a)		191,074	4,962,192
JPMorgan Chase & Co., 6.125%, Series Y(a)		376,646	9,638,371
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		673,837	18,766,360
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(b)		532,128	14,798,480
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		1,910,227	54,040,322
Sterling Bancorp, 6.50%, Series A(a)		108,463	2,999,002
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		886,000	23,638,480
Wells Fargo & Co., 5.20%(a)		300,000	7,488,000
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		721,704	19,067,420
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a),(b)		317,204	8,853,164
Wells Fargo & Co., 6.00%, Series V(a)		818,956	21,088,117
Wells Fargo & Co., 5.70%, Series W(a)		745,763	19,113,906
Wells Fargo & Co., 5.625%, Series Y(a)		419,788	11,267,110

			539,273,659

ELECTRIC	1.3%
DTE Energy Co., 5.375%, due 6/1/76, Series B		325,115	8,524,515
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		348,222	9,663,161
CMS Energy Corp., 5.875%, due 10/15/78		182,987	5,173,042
CMS Energy Corp., 5.875%, due 3/1/79		1,602,826	45,279,835
Duke Energy Corp., 5.75%, Series A(a)		1,423,834	39,340,533

			107,981,086

		Shares	Value
FINANCIAL	2.1%
DIVERSIFIED FINANCIAL SERVICES	0.6%
Apollo Global Management, Inc., 6.375%, Series B(a)		622,168	$16,642,994
KKR & Co., Inc., 6.75%, Series A(a)		1,032,756	27,595,240
National Rural Utilities Cooperative Finance Corp., 5.50%, due 5/15/64, Series US		97,852	2,684,081

			46,922,315

INVESTMENT ADVISORY SERVICES	0.1%
Ares Management Corp., 7.00%, Series A(a)		442,123	11,946,163

INVESTMENT BANKER/BROKER	1.4%
Carlyle Group LP/The, 5.875%, Series A(a)		548,000	13,875,360
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		841,266	23,572,274
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		1,896,133	52,977,956
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		938,204	25,612,969

			116,038,559

TOTAL FINANCIAL			174,907,037

INDUSTRIALS—CHEMICALS	0.7%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		853,736	22,717,915
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		814,867	21,447,299
CHS, Inc., 7.50%, Series 4(a)		452,176	12,344,405

			56,509,619

INSURANCE	3.8%
LIFE/HEALTH INSURANCE	0.4%
MetLife, Inc., 5.625%, Series E(a)		407,217	11,161,818
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a),(b)		903,475	24,800,389

			35,962,207

LIFE/HEALTH INSURANCE—FOREIGN	0.8%
Athene Holding Ltd., 6.35% to 6/30/29, Series A (Bermuda)(a),(b)		2,169,275	61,043,398
Athene Holding Ltd., 5.625%, Series B (Bermuda)(a)		267,250	6,993,933

			68,037,331

MULTI-LINE	1.1%
Allstate Corp./The, 5.10%, Series H(a)		2,398,217	62,977,178
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		203,075	5,172,320
Hartford Financial Services Group, Inc./The, 6.00%, Series G(a)		79,571	2,201,730
WR Berkley Corp., 5.75%, due 6/1/56		928,660	23,931,568

			94,282,796

		Shares	Value
MULTI-LINE—FOREIGN	0.6%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		983,238	$26,193,460
PartnerRe Ltd., 5.875%, Series I (Bermuda)(a)		797,157	20,781,883

			46,975,343

PROPERTY CASUALTY—FOREIGN	0.4%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(b)		1,040,000	28,204,800

REINSURANCE	0.5%
Arch Capital Group Ltd., 5.25%, Series E(a)		500,194	12,684,920
Arch Capital Group Ltd., 5.45%, Series F(a)		729,955	18,825,540
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)		212,618	6,017,089

			37,527,549

TOTAL INSURANCE			310,990,026

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
AT&T, Inc., 5.625%, due 8/1/67		600,000	16,770,000

PIPELINES	0.9%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(a),(b)		852,747	20,926,411
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		1,057,207	26,113,013
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		1,097,400	27,808,116

			74,847,540

PIPELINES—FOREIGN	0.4%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		1,137,695	31,741,691

REAL ESTATE	1.9%
DIVERSIFIED	0.3%
Colony Capital, Inc., 8.75%, Series E(a)		539,286	13,638,543
Colony Capital, Inc., 7.15%, Series I(a)		118,380	2,718,005
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(a)		255,583	6,496,920

			22,853,468

HOTEL	0.1%
Hersha Hospitality Trust, 6.875%, Series C(a)		199,569	5,077,035
Summit Hotel Properties, Inc., 6.25%, Series E(a)		80,000	2,140,800
Sunstone Hotel Investors, Inc., 6.95%, Series E(a)		185,763	5,125,201

			12,343,036

INDUSTRIALS	0.1%
PS Business Parks, Inc., 5.75%, Series U(a)		225,557	5,792,304

NET LEASE	0.3%
VEREIT, Inc., 6.70%, Series F(a)		1,083,043	27,455,140

		Shares	Value
OFFICE	0.2%
Brookfield Property Partners LP, 6.375%, Series A2(a)		530,000	$13,758,800

RESIDENTIAL—SINGLE FAMILY	0.4%
American Homes 4 Rent, 6.50%, Series D(a)		556,245	15,074,240
American Homes 4 Rent, 6.35%, Series E(a)		647,516	17,217,450

			32,291,690

SHOPPING CENTERS	0.4%
COMMUNITY CENTER	0.3%
Saul Centers, Inc., 6.875%, Series C(a)		225,197	5,643,437
SITE Centers Corp., 6.375%, Series A(a)		522,264	14,080,237
SITE Centers Corp., 6.50%, Series J(a)		210,253	5,308,888

			25,032,562

REGIONAL MALL	0.1%
Taubman Centers, Inc., 6.25%, Series K(a)		160,081	4,134,892
Taubman Centers, Inc., 6.50%, Series J(a)		170,050	4,429,803

			8,564,695

TOTAL SHOPPING CENTERS			33,597,257

SPECIALTY	0.1%
Digital Realty Trust, Inc., 6.35%, Series I(a)		440,656	11,399,771

TOTAL REAL ESTATE			159,491,466

UTILITIES	1.0%
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		1,313,225	36,179,349
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		681,041	18,905,698
Sempra Energy, 5.75%, due 7/1/79		777,500	20,844,775
Spire, Inc., 5.90%, Series A(a)		358,925	10,157,578

			86,087,400

UTILITIES—FOREIGN	0.6%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		662,483	18,311,030
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		1,089,875	29,884,372

			48,195,402

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,524,448,707)			1,606,794,926

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	77.0%
BANKS	14.4%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		$82,790,000	89,702,965

		Principal Amount		Value
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$30,416,000		$33,251,227
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		69,712,000		75,896,500
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		49,828,000		55,469,277
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000		3,829,013
BB&T Corp., 4.80% to 9/1/24(a),(b)		59,430,000		59,503,693
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		30,183,000		31,411,901
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		26,457,000		27,534,197
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		15,277,000		16,187,891
Citigroup, Inc., 6.125% to 11/15/20, Series R(a),(b)		12,824,000		13,187,560
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		64,988,000		72,435,950
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		43,780,000		44,341,478
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		16,800,000		17,665,536
CoBank ACB, 6.125%, Series G(a)		175,200	†	17,958,000
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)		103,600	†	11,017,860
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		346,400	†	36,458,600
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		41,929,000		44,968,852
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		27,429,945		37,109,287
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		251,700	†	27,120,675
Farm Credit Bank of Texas, 10.00%, Series 1(a)		29,250	†	32,504,062
First Union Capital II, 7.95%, due 11/15/29, Series A		5,055,000		6,927,038
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		24,580,000		25,839,725
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		23,002,000		23,663,308
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		19,817,000		21,190,021
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		39,080,000		42,398,478
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		10,000,000		10,842,850
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		81,210,000		90,201,165
M&T Bank Corp., 5.00% to 8/1/24, Series G(a),(b)		17,400,000		18,052,500
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(a),(b)		4,637,000		4,948,375
SunTrust Banks, Inc., 5.125% to 12/15/27, Series H(a),(b)		51,734,000		51,909,896
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		30,810,000		33,985,125
Wells Fargo & Co., 5.889% (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(c)		65,245,000		66,142,119
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		43,700,000		54,147,091

				1,197,802,215

BANKS—FOREIGN	29.1%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(e)		22,530,000		24,971,238
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		44,000,000		44,902,000
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(a),(b),(e),(f)		19,800,000		23,907,666
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		10,400,000		11,238,781
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		56,138,000		59,981,140

	Principal Amount	Value
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)	$28,400,000	$37,070,823
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)	41,972,000	44,494,769
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)	35,390,000	37,662,569
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)	29,525,000	31,133,079
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)	8,400,000	8,886,822
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(e)	20,300,000	22,365,931
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)	33,771,000	37,877,385
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)	63,392,000	70,894,760
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(e)	58,000,000	61,137,800
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	19,600,000	20,230,630
Cooperatieve Rabobank UA, 3.25% to 12/29/26 (Netherlands)(a),(b),(e),(f)	24,200,000	26,002,353
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)	32,200,000	34,638,023
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)	47,430,000	53,032,669
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(e)	79,900,000	94,232,062
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(e)	49,500,000	51,356,250
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	55,207,000	58,748,253
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(e)	19,400,000	20,774,587
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(e)	20,624,000	22,842,194
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)	99,501,000	106,412,837
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)(a),(b),(e),(f)	9,000,000	10,152,495
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	26,540,000	27,833,825
Erste Group Bank AG, 5.125% to 10/15/25, Series EMTN (Austria)(a),(b),(e),(f)	6,200,000	7,282,150
Erste Group Bank AG, 6.50% to 4/15/24 (Austria)(a),(b),(e),(f)	11,200,000	14,111,317
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	39,561,000	64,124,425
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	66,834,000	70,891,826
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	31,337,000	32,805,138
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(e)	53,458,000	56,096,152
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)	56,200,000	56,642,575
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	27,400,000	28,867,270
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	27,900,000	29,388,102
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)	26,400,000	27,511,572
Intesa Sanpaolo SpA, 7.75% to 1/11/27 (Italy)(a),(b),(e),(f)	11,800,000	15,168,070
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	46,561,000	50,034,451

		Principal Amount	Value
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)		$47,400,000	$50,580,777
Nationwide Building Society, 10.25% (United Kingdom)(a),(f)		10,421,000	20,116,623
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)		27,600,000	29,728,098
RBS Capital Trust II, 6.425% to 1/3/34 (United Kingdom)(a),(b)		7,700,000	10,409,438
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)		39,960,000	55,344,600
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)		36,600,000	40,461,300
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(e)		54,309,000	58,292,565
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(e)		33,811,000	34,475,386
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e)		60,400,000	63,697,840
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)		29,000,000	31,376,985
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)		42,867,000	48,315,610
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(e)		46,126,000	48,835,902
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)		48,666,000	52,624,249
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(f)		59,154,500	81,271,326
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)		31,000,000	33,247,500
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (Switzerland)(a),(b),(e),(f)		25,700,000	26,729,542
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		54,850,000	58,857,286
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		21,400,000	23,530,584
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)		53,200,000	56,564,900
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		60,900,000	64,021,125
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		27,100,000	32,951,114

			2,417,136,739

ELECTRIC	1.2%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		13,224,000	13,927,715
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		54,950,000	56,303,144
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(b)		23,658,000	24,625,409

			94,856,268

ELECTRIC—FOREIGN	1.0%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(f)		30,000,000	36,990,189
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(d)		16,750,000	17,159,789
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(f)		5,700,000	7,121,327
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		22,730,000	23,598,627

			84,869,932

		Principal Amount	Value
FOOD	0.3%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		$10,675,000	$10,107,891
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		15,285,000	14,597,175

			24,705,066

INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.1%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		179,272,000	170,356,803

INSURANCE	19.2%
LIFE/HEALTH INSURANCE	6.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		60,099,000	79,126,043
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		18,525,000	20,069,985
MetLife, Inc., 6.40%, due 12/15/36		18,159,000	21,563,812
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		72,907,000	106,013,704
MetLife, Inc., 10.75%, due 8/1/39		11,978,000	19,306,919
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		50,600,000	52,915,962
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		9,546,000	10,133,270
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		97,768,000	105,274,138
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		17,901,000	19,315,806
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		50,759,000	53,605,565
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		14,221,000	15,084,428

			502,409,632

LIFE/HEALTH INSURANCE—FOREIGN	6.5%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(e),(f)		37,800,000	41,124,479
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(e),(f)		32,400,000	38,816,978
ASR Nederland NV, 4.625% to 10/19/27 (Netherlands)(a),(b),(e),(f)		24,800,000	27,865,343
Assicurazioni Generali SpA, 2.124%, due 10/1/30, Series EMTN (Italy)(f)		12,400,000	13,718,115
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		26,400,000	28,596,876
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		36,533,000	39,240,826
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		21,419,000	23,914,313
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		27,200,000	27,349,230
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(b),(f)		12,000,000	11,945,652

		Principal Amount	Value
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48, 144A (Japan)(b),(d)		$15,450,000	$17,389,284
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		64,775,000	71,512,895
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		35,900,000	38,647,068
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		24,280,000	25,691,032
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		55,855,000	60,687,575
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)(f)		22,048,000	22,750,780
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		43,350,000	48,834,642

			538,085,088

MULTI-LINE	1.1%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		31,747,000	34,000,402
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		34,164,000	45,258,076
Hartford Financial Services Group, Inc./The, 4.283% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		13,800,000	11,755,254

			91,013,732

MULTI-LINE—FOREIGN	1.0%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		52,907,000	62,183,978
AXA SA, 8.60%, due 12/15/30 (France)		11,370,000	16,439,883

			78,623,861

PROPERTY CASUALTY	0.9%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		35,550,000	39,692,286
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(b),(d)		33,200,000	37,773,014

			77,465,300

PROPERTY CASUALTY—FOREIGN	3.6%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(d)		64,400,000	71,380,960
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(f)		43,845,000	47,343,588
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		33,158,000	36,524,200
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		42,640,000	45,796,213
Swiss Re Finance Luxembourg SA, 4.25% to 9/4/24 (Switzerland)(a),(b),(f)		22,600,000	23,275,853

		Principal Amount		Value
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(d)		$37,600,000		$41,627,900
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		35,893,000		36,048,166

				301,996,880

TOTAL INSURANCE				1,589,594,493

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(d)		39,001	†	40,424,536

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.8%
Vodafone Group PLC, 4.20% to 7/3/28, due 10/3/78 (United Kingdom)(b),(f)		9,500,000		11,835,081
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		49,652,000		57,137,044

				68,972,125

MATERIAL—METALS & MINING—FOREIGN	1.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(d)		75,209,000		88,014,836

PIPELINES—FOREIGN	4.0%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		71,983,000		74,983,150
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		50,986,000		54,116,799
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		89,355,000		92,351,073
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		30,440,000		31,323,369
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		76,666,000		81,218,427

				333,992,818

REAL ESTATE—SPECIALTY	0.1%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		8,680,000		9,103,150

UTILITIES	3.2%
ELECTRIC UTILITIES	0.6%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		43,464,000		47,260,230

ELECTRIC UTILITIES—FOREIGN	2.6%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		113,332,000		124,554,135
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		78,126,000		91,895,707

				216,449,842

TOTAL UTILITIES				263,710,072

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$6,121,604,048)				6,383,539,053

		Principal Amount	Value
CORPORATE BONDS	0.7%
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.3%
General Electric Co., 6.875%, due 1/10/39, Series GMTN		$4,459,000	$5,911,231
General Electric Co., 5.875%, due 1/14/38, Series MTN		19,927,000	23,974,192

			29,885,423

INSURANCE—LIFE/HEALTH INSURANCE	0.4%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		37,065,000	33,151,256

TOTAL CORPORATE BONDS (Identified cost—$54,918,994)			63,036,679

		Shares
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(g)		150,649,530	150,649,530

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$150,649,530)			150,649,530

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$7,908,600,257)	99.6%		8,261,801,669
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		32,761,492

NET ASSETS	100.0%		$8,294,563,161

Forward Foreign Currency Exchange Contracts

Counterparty		Contracts to Deliver		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	21,287,024	USD	23,527,377	10/2/19	$325,578
Brown Brothers Harriman	EUR	38,956,123	USD	42,853,839	10/2/19	393,600
Brown Brothers Harriman	EUR	27,268,776	USD	30,133,443	10/2/19	411,831
Brown Brothers Harriman	EUR	303,299,498	USD	333,953,978	10/2/19	3,372,590
Brown Brothers Harriman	GBP	46,157,746	USD	56,228,443	10/2/19	(524,791)
Brown Brothers Harriman	GBP	9,181,478	USD	11,463,369	10/2/19	174,287
Brown Brothers Harriman	USD	426,156,406	EUR	390,811,421	10/2/19	(191,368)
Brown Brothers Harriman	USD	68,096,022	GBP	55,339,224	10/2/19	(53,706)
Brown Brothers Harriman	EUR	396,905,449	USD	433,839,486	11/4/19	156,646
Brown Brothers Harriman	GBP	46,856,489	USD	57,728,600	11/4/19	38,914

						$4,103,581

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at September 30, 2019.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,330,529,912 which represents 28.1% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,195,818,602 or 26.5% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,008,557,574 which represents 12.2% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	46.1
United Kingdom	9.9
France	9.2
Switzerland	6.7
Canada	6.5
Japan	5.7
Netherlands	4.4
Australia	2.4
Italy	2.2
Spain	1.0
Bermuda	0.9
Hong Kong	0.7
Other	4.3

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange-Traded Funds	$57,781,481	$57,781,481	$—	$—
Preferred Securities—$25 Par Value:
Electric	107,981,086	93,317,925	9,663,161	—
Other Industries	1,498,813,840	1,498,813,840	—	—
Preferred Securities—Capital Securities	6,383,539,053	—	6,383,539,053	—
Corporate Bonds	63,036,679	—	63,036,679	—
Short-Term Investments	150,649,530	—	150,649,530	—

Total Investments(a)	$8,261,801,669	$1,654,913,246	$6,606,888,423	$—

Forward Foreign Currency Exchange Contracts	$4,873,446	$—	$4,873,446	$—

Total Derivative Assets(a)	$4,873,446	$—	$4,873,446	$—

Forward Foreign Currency Exchange Contracts	$(769,865)	$—	$(769,865)	$—

Total Derivative Liabilities(a)	$(769,865)	$—	$(769,865)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2019, the Fund did not have any option contracts outstanding.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity during the nine months ended September 30, 2019:

	Purchased Option Contracts(a),(b)	Written Option Contracts(a),(b)	Forward Foreign Currency Contracts
Average Notional Amount	$276,699,572	$267,820,259	$315,567,472

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents one month for purchased and written options, respectively.